Other Income and Expenses (Details) $ in Millions		12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)		Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of Other Operating Income Expense [Line Items]
Gain on sale of other assets				$ 10,000,000	$ 10,000,000	$ 473,000,000
Gain on sale of long-lived assets				373,000,000	150,000,000	400,000,000
Insurance recovery				1,778,000,000	1,415,000,000	279,000,000
Foreign exchange gain related to operating activities				687,000,000	166,000,000	815,000,000
Other investment in shares				147,000,000	0	3,311,000,000
Recoveries of prior years taxes				13,000,000	316,000,000	483,000,000
Investments In equity instruments				0	0	6,785,000,000
Tax credit recovery				0	1,154,000,000	0
Other investments				0	214,000,000	415,000,000
Others				309,000,000	163,000,000	141,000,000
Other income		$ 184	[1]	3,317,000,000	3,588,000,000	13,102,000,000
Recoveries of prior years				0	0	958,000,000
Impairment of long-lived assets	$ 0	$ 0	[2]	0	2,801,000,000	1,248,000,000
Disposal of long-lived assets				1,108,000,000	939,000,000	466,000,000
Provisions for contingencies, net				725,000,000	170,000,000	1,110,000,000
Severance payments				1,616,000,000	2,007,000,000	998,000,000
Donations				841,000,000	865,000,000	711,000,000
Legal fees and other expenses from past acquisitions				47,000,000	41,000,000	0
Foreign exchange loss related to operating activities				624,000,000	0	0
Items without tax requirements				0	0	139,000,000
Interest and penalties of previous years taxes				607,000,000	763,000,000	385,000,000
Tax credit recovery payment to former shareholders				0	998,000,000	0
Other				565,000,000	856,000,000	237,000,000
Other expenses				$ 6,133,000,000	9,440,000,000	6,252,000,000
Chile
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets					734,000,000
Mexico
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets					$ 1,975,000,000	480,000,000
Ecuador
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets						596,000,000
Alimentos de Soja S.A.U.
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets						$ 143,000,000

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4